Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 4.2%
Alphabet, Inc. - Class A (a)	2,469,142	$22
Total Communication Services		323,111,922

Consumer Discretionary - 11.2%
Amazon.com, Inc. (a)	2,973,207	377,954,074
Chipotle Mexican Grill, Inc. (a)	94,567	173,230,667
Home Depot, Inc.	432,924	130,812,316
NIKE, Inc. - Class B	1,785,486	170,728,171
Total Consumer Discretionary		852,725,228

Financials - 9.8%
Blackstone, Inc.	1,731,696	185,533,910
MSCI, Inc.	416,326	213,608,544
Visa, Inc. - Class A	1,508,727	347,022,297
Total Financials		746,164,751

Health Care - 21.3%
Bio-Rad Laboratories, Inc. (a)	395,618	141,809,272
Danaher Corp.	1,228,498	304,790,354
Edwards Lifesciences Corp. (a)	2,427,638	168,186,761
IDEXX Laboratories, Inc. (a)	432,924	189,304,677
Thermo Fisher Scientific, Inc.	490,184	248,116,435
UnitedHealth Group, Inc.	741,784	374,000,075
West Pharmaceutical Services, Inc.	538,769	202,151,517
Total Health Care		1,628,359,091

Industrials - 8.2%
Fortive Corp.	2,685,170	199,132,207
Uber Technologies, Inc. (a)	3,561,302	163,784,279
Verisk Analytics, Inc.	1,130,657	267,106,410
Total Industrials		630,022,896

Information Technology - 38.4%
Adobe, Inc. (a)	361,782	184,472,642
Analog Devices, Inc.	811,237	142,039,486
Atlassian Corp. (a)	778,876	156,951,303
Cadence Design Systems, Inc. (a)	943,227	220,998,086
Dynatrace, Inc. (a)	3,580,516	167,317,513
Gartner, Inc. (a)	469,295	161,254,455
Intuit, Inc.	689,729	352,410,135
Marvell Technology, Inc.	3,055,805	165,410,725
Microsoft Corp.	1,427,838	450,839,848
Monolithic Power Systems, Inc.	408,632	188,787,984
NVIDIA Corp.	1,065,392	463,434,866
ServiceNow, Inc. (a)	498,860	278,842,786
Total Information Technology		2,932,759,829

Materials - 1.9%
Ecolab, Inc.	854,569	144,763,988
Total Materials		144,763,988
TOTAL COMMON STOCKS (Cost $5,131,294,151)		7,257,907,705

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Real Estate - 3.1%
American Tower Corp.	1,447,996	238,122,942
Total Real Estate		238,122,942
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $307,167,156)		238,122,942

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 5.22% (b)	129,766,797	129,766,797
Total Money Market Funds		129,766,797
TOTAL SHORT-TERM INVESTMENTS (Cost $129,766,797)		129,766,797

TOTAL INVESTMENTS - 99.8% (Cost $5,568,228,104)		7,625,797,444
Other Assets in Excess of Liabilities - 0.2%		12,309,611
TOTAL NET ASSETS - 100.0%		$7,638,107,055

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$7,257,907,705	$–	$–
Real Estate Investment Trusts	238,122,942	–	–
Total Equities	7,496,030,647	–	–

Short-Term Investments:	–	–	–
Money Market Funds	129,766,797	–	–
Total Short-Term Investments	129,766,797	–	–

Total Investments in Securities	$7,625,797,444	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.